CONTRIBUTED EQUITY, Movements in Issued Capital (Details) - USD ($) shares in Thousands, $ in Thousands		1 Months Ended				3 Months Ended	12 Months Ended
		Jun. 30, 2018	May 31, 2018	Dec. 31, 2016	Aug. 31, 2016	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Movements in issued capital [Abstract]
Opening balance	[1]						$ 102,278
Share placements								$ 22,678	$ 50,664
Share issue costs							(16)	(1,714)	(2,941)
Exercise of employee options and placement options								120	$ 369
Closing balance	[1]	$ 102,278					$ 104,050	$ 102,278
Ordinary Shares [Member]
Movements in issued capital, shares [Abstract]
Opening balance (in shares)							454,386	316,426	154,899
Issue of shares to advisors and consultants (in shares)							3,030
Conversion of employee performance rights (in shares)							3,835
Institutional placement (in shares)			31,818
Institutional entitlement offer (in shares)			55,593
Retail entitlement offer (in shares)		50,049
Share placement (in shares)				19,248	38,200	101,923
Exercise of employee options and placement options (in shares)								500	2,156
Closing balance (in shares)		454,386				316,426	461,251	454,386	316,426
Movements in issued capital [Abstract]
Opening balance							$ 102,278	$ 81,194	$ 32,833
Issue of shares to advisors and consultants							323
Conversion of employee performance rights							1,465
Institutional placement			$ 5,275
Institutional entitlement offer			$ 9,215
Retail entitlement offer		$ 8,188
Share placements				$ 5,951	$ 4,903	$ 39,810
Share issue costs							(16)	(1,714)	(2,941)
Exercise of employee options and placement options								120	638
Closing balance		$ 102,278				$ 81,194	$ 104,050	$ 102,278	$ 81,194

[1]	Ordinary shares have no par value and the company does not have a limited amount of authorised capital.